Share capital and reserves (Details) - GBP (£)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total	£ 14,246,496	£ 14,099,257
Ordinary share [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	373,056,808,922	225,817,808,922
Total	£ 373,057	£ 225,818
A Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	1,000,001	1,000,001
Total	£ 1,000,001	£ 1,000,001
B Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	4,063,321,418	4,063,321,418
Total	£ 4,063,321	£ 4,063,321
C Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	126,547,389,518	126,547,389,518
Total	£ 6,327,370	£ 6,327,370
D Deferred Shares [Member]
IfrsStatementLineItems [Line Items]
Number of shares authorised, allotted and fully paid - classified as equity	2,482,747,137,178	2,482,747,137,178
Total	£ 2,482,747	£ 2,482,747